Stockholders' Equity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of warrants
Warrants Outstanding	17,017,601	11,916,801	6,261,978
Cashless exercises	(1,781,906)
Issued		5,100,800	7,770,793
Exercised or cancelled			(2,115,970)
Issuance to vendor	6,075,000
Warrants outstanding	21,310,695	17,017,601	11,916,801
Expiring in 2014	64,382	95,631
Expiring in 2015	285,345	285,345
Expiring in 2016	6,000,000
Expiring thereafter	14,960,968	16,636,625
Weighted average exercise price
Warrants outstanding, weighted average exercise price	$ 1.29	$ 1.71	$ 3.82
Warrants cashless exercises, weighted average exercise price	$ 0.38	$ 0.28	$ 0.29
Warrants exercised or cancelled weighted average exercise price			$ 0.28
Warrants issuance to vendor, weighted average exercise price	$ 0.75
Warrants outstanding, weighted average exercise price	$ 1.21	$ 1.29	$ 1.71